Average Annual Total Returns			12 Months Ended	60 Months Ended	85 Months Ended	120 Months Ended
		Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Conestoga SMid Cap Fund | Russell 3000® Index (the performance information for this index reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%		14.29%
Performance Inception Date		Dec. 15, 2014
Conestoga SMid Cap Fund | Russell 2500® Growth Index (the performance information for this index reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			10.31%	2.98%		10.55%
Performance Inception Date		Dec. 15, 2014
Conestoga SMid Cap Fund | Investors Class
Prospectus [Line Items]
Average Annual Return, Percent			(5.93%)	1.22%		10.41%
Performance Inception Date		Jan. 21, 2014
Conestoga SMid Cap Fund | Investors Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(6.41%)	1.11%		10.29%
Performance Inception Date		Jan. 21, 2014
Conestoga SMid Cap Fund | Investors Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(3.17%)	0.93%		8.62%
Performance Inception Date		Jan. 21, 2014
Conestoga SMid Cap Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[2]		(5.67%)	1.48%		10.69%
Performance Inception Date	[2]	Dec. 15, 2014
Conestoga Discovery Fund | Russell 3000® Index (the performance information for this index reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		17.15%	13.15%	14.83%
Performance Inception Date		Nov. 30, 2018
Conestoga Discovery Fund | Russell Microcap® Growth Index (the performance information for the index reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			21.85%	2.81%	8.05%
Performance Inception Date		Nov. 30, 2018
Conestoga Discovery Fund | Investors Class
Prospectus [Line Items]
Average Annual Return, Percent			16.39%	(0.88%)	9.09%
Performance Inception Date		Nov. 30, 2018
Conestoga Discovery Fund | Investors Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			16.10%	(0.93%)	9.05%
Performance Inception Date		Nov. 30, 2018
Conestoga Discovery Fund | Investors Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.90%	(0.67%)	7.32%
Performance Inception Date		Nov. 30, 2018
Conestoga Discovery Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			16.64%	(0.64%)	9.35%
Performance Inception Date		Nov. 30, 2018
Conestoga Small Cap Fund | Russell 3000® Index (the performance information for this index reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		17.15%	13.15%		14.29%
Performance Inception Date		Aug. 13, 2014
Conestoga Small Cap Fund | Russell 2000® Growth Index (the performance information for this index reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.01%	3.18%		9.57%
Performance Inception Date		Aug. 13, 2014
Conestoga Small Cap Fund | Investors Class
Prospectus [Line Items]
Average Annual Return, Percent			(11.05%)	(0.31%)		9.00%
Conestoga Small Cap Fund | Investors Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(12.15%)	(1.03%)		8.34%
Conestoga Small Cap Fund | Investors Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(5.73%)	(0.22%)		7.32%
Conestoga Small Cap Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[5]		(10.87%)	(0.11%)		9.22%
Performance Inception Date	[5]	Aug. 13, 2014

[1]	The Russell 3000® Index is provided so that investors may compare the performance of the Fund with the performance of a broad-based index that represents the overall domestic equity market.
[2]	Return before taxes. Returns after taxes on distributions and after taxes on distributions and sale of Fund shares are shown for Investors Class shares only and will differ for Institutional Class shares.
[3]	The Russell 3000® Index is provided so that investors may compare the performance of the Fund with the performance of a broad-based index that represents the overall domestic equity market.
[4]	The Russell 3000® Index is provided so that investors may compare the performance of the Fund with the performance of a broad-based index that represents the overall domestic equity market.
[5]	Return before taxes. Returns after taxes on distributions and after taxes on distributions and sale of Fund shares are shown for Investors Class shares only and will differ for Institutional Class shares.